Intangible assets, net (Tables)	9 Months Ended
Sep. 30, 2023
Intangible assets, net
Schedule of intangible assets, net

	As of	As of
	December 31,	September 30,
	2022	2023
	RMB	RMB
Purchased software	11,055	11,055
Total cost	11,055	11,055
Less: accumulated amortization	(5,518)	(6,412)
Intangible assets, net	5,537	4,643

Schedule of estimated amortization expense of existing intangible assets

RMB
Three months ending December 31, 2023	323
2024	1,064
2025	1,048
2026	776
2027	623
Thereafter	809
Total	4,643